Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 12	$ 14		$ 12
Interest income, not classified as impaired loans		$ 94	$ 100	$ 93